UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,D.C.  20549

FORM 13F

FORM 13F COVER PAGE


Report for Calendar Year or Quarter ended: June 30, 2004

Check here if Amendment [] ; Amendment Number:
 This Amendment(Check only one):[]is a restatement.
			[]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Noroian Steven A. & Associates Inc
Address:	100 Pine Street
		Suite #2800
		San Francisco, CA  94111

Form 13F File Number: 28-5832

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:	Michael McNeill
Title:	Vice President
Phone:	415-398-8766

Signature, Place, and Date of Signing:

	Michael McNeill, San Francisco, California August 9, 2004

Report Type (Check only one.):

[X]	13F	HOLDINGS REPORT.
[ ]	13F	NOTICE.
[ ]	13F	COMBINATION REPORT.



FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		32

Form 13F Information Table Value Total:		$70,798

List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101     3045 33835.000SH       SOLE                33835.000
AFLAC INC.                     COM              001055102     2363 57900.000SH       SOLE                57900.000
APOLLO GROUP INC - CL A        COM              037604105     3861 43730.000SH       SOLE                43730.000
BRISTOL MYERS SQUIBB           COM              110122108      740 30210.000SH       SOLE                30210.000
CANADIAN NATIONAL RAILWAY CO.  COM              136375102     3298 75671.000SH       SOLE                75671.000
CHEVRONTEXACO CORP             COM              166764100     2232 23714.000SH       SOLE                23714.000
CISCO SYSTEMS INC              COM              17275R102     1993 84085.000SH       SOLE                84085.000
COCA-COLA ENTERPRISES          COM              191219104     2271 78350.000SH       SOLE                78350.000
CONOCOPHILLIPS                 COM              20825C104     3002 39345.000SH       SOLE                39345.000
EXXON MOBIL CORP               COM              30231G102      329 7415.000 SH       SOLE                 7415.000
FEDEX                          COM              31428X106     2696 33005.000SH       SOLE                33005.000
GENERAL ELECTRIC               COM              369604103      251 7750.000 SH       SOLE                 7750.000
HEWLETT PACKARD CO             COM              428236103     1878 88989.000SH       SOLE                88989.000
INTEL CORP                     COM              458140100     3418 123834.000SH      SOLE               123834.000
IRON MOUNTAIN                  COM              462846106     2752 57020.000SH       SOLE                57020.000
JOHNSON & JOHNSON              COM              478160104     2615 46945.000SH       SOLE                46945.000
KIMBERLY CLARK                 COM              494368103     1505 22845.000SH       SOLE                22845.000
LABORATORY CORP OF AMERICA     COM              50540r409     2820 71040.000SH       SOLE                71040.000
MEDIMMUNE INC                  COM              584699102     1259 53835.000SH       SOLE                53835.000
MEDTRONIC INC                  COM              585055106     2717 55770.000SH       SOLE                55770.000
MERRILL LYNCH                  COM              590188108     2072 38380.000SH       SOLE                38380.000
MICROSOFT CORP                 COM              594918104     2273 79600.000SH       SOLE                79600.000
PATTERSON COMPANIES INC.       COM              703395103     2060 26930.000SH       SOLE                26930.000
PAYCHEX INC                    COM              704326107     2463 72700.000SH       SOLE                72700.000
PFIZER, INC                    COM              717081103      211 6145.000 SH       SOLE                 6145.000
SLM CORP                       COM              78442P106     2292 56655.000SH       SOLE                56655.000
SUN MICROSYSTEMS INC           COM              866810104      464 107150.000SH      SOLE               107150.000
TARGET CORP                    COM              87612E106     2817 66320.000SH       SOLE                66320.000
VARIAN MEDICAL SYSTEMS INC.    COM              92220P105     3960 49905.000SH       SOLE                49905.000
WATERS CORPORATION             COM              941848103     2698 56475.000SH       SOLE                56475.000
WELLS FARGO & COMPANY          COM              949746101      511 8935.000 SH       SOLE                 8935.000
WHOLE FOODS MARKET INC         COM              966837106     3931 41185.000SH       SOLE                41185.000